UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-7141
                      (Investment Company Act File Number)


                    Federated World Investment Series, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/06


                Date of Reporting Period:  Quarter ended 8/31/06








ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED INTERNATIONAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS
August 31, 2006 (unaudited)

    SHARES OR                                                                                                               VALUE IN
    PRINCIPAL                                                                                                           U.S. DOLLARS
    AMOUNT
                   COMMON STOCKS--90.5%
                   AUTOMOBILES & COMPONENTS--1.1%
        74,100     Aisin Seiki Co.                                                                                    $    2,236,530
                   BANKS--20.8%
        43,956     BNP Paribas SA                                                                                          4,673,427
       140,500     Banco Santander Central Hispano, SA                                                                     2,180,716
       216,800     Bank of Cyprus Public Co. Ltd.                                                                          2,035,273
       240,000     Barclays PLC                                                                                            3,006,915
       434,800     Bank Of East Asia                                                                                       1,934,080
        28,600     Commerzbank AG, Frankfurt                                                                               1,000,768
        56,700     Hana Financial Holdings                                                                                 2,443,070
        27,700     KBC Groupe                                                                                              2,983,752
        17,300     Kookmin Bank                                                                                            1,395,122
           234     Mitsubishi UFJ Financial Group, Inc.                                                                    3,176,770
           385     Mizuho Financial Group, Inc.                                                                            3,097,739
        62,019     Royal Bank of Scotland PLC, Edinburgh                                                                   2,105,628
       118,481     Sanpaolo IMI SpA                                                                                        2,484,256
       100,200     Skand Enskilda BKN, Class A                                                                             2,594,831
           307     Sumitomo Mitsui Financial Group, Inc.                                                                   3,438,076
       164,000     United Overseas Bank Ltd.                                                                               1,625,948
                      TOTAL                                                                                               40,176,371
                   CAPITAL GOODS--5.6%
       144,000     ABB Ltd.                                                                                                1,914,343
        90,600     Assa Abloy AB, Class B                                                                                  1,589,282
       110,400     Mitsubishi Corp.                                                                                        2,231,710
        19,500     SMC Corp.                                                                                               2,611,651
        29,600     Siemens AG                                                                                              2,510,305
                      TOTAL                                                                                               10,857,291
                   COMMERCIAL SERVICES & SUPPLIES--1.2%
        29,200     Grupo Ferrovial, SA                                                                                     2,271,908
                   DIVERSIFIED FINANCIALS--5.0%
        18,000     Credit Suisse Group                                                                                     1,004,382
        76,000     ING Groep N.V.                                                                                          3,288,685
       108,300     Nomura Holdings, Inc.                                                                                   2,082,649
        56,600     UBS AG                                                                                                  3,205,702
                      TOTAL                                                                                                9,581,418
                   ENERGY--8.9%
       381,460     BP PLC                                                                                                  4,328,339
     3,316,000     China Petroleum and Chemical Corp. (Sinopec)                                                            1,959,074
        57,400     EnCana Corp.                                                                                            3,012,033
        10,500   1 Petroleo Brasileiro SA, ADR                                                                               941,430
        33,100     Technip SA                                                                                              1,912,518
        46,040     Total SA, Class B                                                                                       3,097,944
        28,100   1 Transocean Sedco Forex, Inc.                                                                            1,875,675
                      TOTAL                                                                                               17,127,013
                   FOOD & STAPLES RETAILING--2.2%
        33,300     Carrefour SA                                                                                            2,055,306
        89,000     Sundrug Co. Ltd.                                                                                        2,164,072
                      TOTAL                                                                                                4,219,378
                   FOOD BEVERAGE & TOBACCO--3.8%
       159,100     Diageo PLC                                                                                              2,833,225
           600     Japan Tobacco, Inc.                                                                                     2,279,859
        46,860     Koninklijke Numico NV                                                                                   2,177,961
                      TOTAL                                                                                                7,291,045
                   INSURANCE--3.5%
       102,577     AXA                                                                                                     3,813,353
        17,100     Allianz AG                                                                                              2,913,900
                      TOTAL                                                                                                6,727,253
                   MATERIALS--7.9%
        40,700     Companhia Vale Do Rio Doce, ADR                                                                           732,600
        30,000     Evraz Group SA, GDR                                                                                       645,000
       165,800   1 Gabriel Resources Ltd.                                                                                    667,520
        32,900   1 Glamis Gold Ltd.                                                                                        1,517,348
        90,400     Japan Synth Rubber                                                                                      2,137,574
        76,500   1 Kinross Gold Corp.                                                                                      1,072,530
        32,784     Linde AG                                                                                                2,894,467
        21,900     Potash Corp. of Saskatchewan, Inc.                                                                      2,153,543
       295,000     Taiyo Nippon Sanso Corp.                                                                                2,568,930
        62,000     Tokuyama Corp.                                                                                            858,236
                      TOTAL                                                                                               15,247,748
                   MEDIA--2.8%
        48,600   1 Central European Media Enterprises Ltd., Class A                                                        3,012,471
        70,700     Vivendi SA                                                                                              2,433,702
                      TOTAL                                                                                                5,446,173
                   PHARMACEUTICALS BIOTECHNOLOGY & LIFE SCIENCES--9.5%
        47,393     AstraZeneca PLC                                                                                         3,081,238
       142,851     GlaxoSmithKline PLC                                                                                     4,054,640
        44,700     Novartis AG                                                                                             2,551,995
        13,510     Roche Holding AG                                                                                        2,491,100
        14,200     Sanofi-Aventis                                                                                          1,274,846
        97,700     Shire PLC, ADR                                                                                          5,007,125
                      TOTAL                                                                                               18,460,944
                   REAL ESTATE--2.7%
       120,000     Mitsubishi Estate Co. Ltd.                                                                              2,567,774
       247,700     Sun Hung Kai Properties                                                                                 2,700,348
                      TOTAL                                                                                                5,268,122
                   RETAILING--1.2%
        22,200     Yamada Denki                                                                                            2,367,214
                   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.4%
     1,195,300     ARM Holdings PLC                                                                                        2,704,626
        28,900     Tokyo Electron Ltd.                                                                                     1,890,237
                      TOTAL                                                                                                4,594,863
                   SOFTWARE & SERVICES--1.9%
        10,500     SAP AG                                                                                                  2,006,349
        45,500     Satyam Computer Services Ltd., ADR                                                                      1,736,735
                      TOTAL                                                                                                3,743,084
                   TECHNOLOGY HARDWARE & EQUIPMENT--3.8%
     1,570,235     Au Optronics Corp., ADR                                                                                 2,302,377
        55,650     Canon, Inc.                                                                                             2,754,782
       111,810     Nokia Oyj                                                                                               2,335,101
                      TOTAL                                                                                                7,392,260
                   TELECOMMUNICATION SERVICES--5.0%
        30,900     America Movil S.A. de C.V., Class L, ADR                                                                1,152,879
        63,600     KT Freetel                                                                                              1,835,162
        24,600     Philippine Long Distance Telephone Co.                                                                    922,438
     1,700,500     Singapore Telecom Ltd.                                                                                  2,690,545
       346,800   1 Total Access Communication Public Co. Ltd., Class F                                                     1,386,828
       780,919     Vodafone Group PLC                                                                                      1,692,809
                      TOTAL                                                                                                9,680,661
                   TRANSPORTATION--1.2%
        32,500     Kuehne & Nagel International AG                                                                         2,286,360
                      TOTAL COMMON STOCKS (IDENTIFIED COST $146,149,286)                                                 174,975,636
                   REPURCHASE AGREEMENT--6.5%
  $ 12,479,000     Interest in $3,000,000,000 joint repurchase agreement 5.29%, dated 8/31/2006, under which Bank         12,479,000
                   of America N.A. will repurchase U.S. Government Agency securities with various maturities to
                   5/1/2035 for $3,000,440,833 on 9/1/2006.  The market value of the underlying securities at the end of the period was $3,060,000.000. (AT COST)
                      TOTAL INVESTMENTS-97.0%                                                                            187,454,636
                      (IDENTIFIED COST $158,628,286)2
                      OTHER ASSETS AND LIABILITIES-NET-3.0%                                                                5,792,991
                      TOTAL NET ASSETS-100%                                                                           $  193,247,627

1    Non-income producing security.

2 At August 31, 2006, the cost of investments for federal tax purposes was $158,628,286. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $28,826,350. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,779,952 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,953,602.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2006.

The following acronyms are used throughout this portfolio:

 ADR --American Depositary Receipt
 GDR --Global Depositary Receipt

INVESTMENT VALUATION
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occuring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.





FEDERATED INTERNATIONAL HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS
August 31, 2006 (unaudited)

  SHARES OR FOREIGN CURRENCY        VALUE IN
  PAR AMOUNT                     U.S. DOLLAR

                   COMMON STOCKS--0.3%
                   TELECOMMUNICATIONS & CELLULAR--0.3%
  $  1,285,485   1 Jazztel PLC (IDENTIFIED COST $1,434,323)                                                            $     675,228
                   CORPORATE BONDS--25.1%
                   BANKING--2.1%
     1,369,947 2,3 Banco de Galicia y Buenos Aires S.A. de C.V., Series 144A, 11.00%, 1/1/2019                             1,479,543
     1,150,000 2,3 Kazkommerts International BV, Company Guarantee, Series 144A, 8.00%, 11/3/2015                          1,178,037
     1,500,000 2,3 VTB Capital SA, Bond, 6.25%, 6/30/2035                                                                  1,500,000
                       TOTAL                                                                                               4,157,580
                   BROADCAST RADIO & TV--1.5%
     2,500,000     Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032                                                         2,983,500
                   BUILDING MATERIALS--0.5%
     1,000,000 2,3 Votorantim Overseas IV, Note, Series 144A, 7.75%, 6/24/2020                                             1,075,000
                   CABLE & WIRELESS TELEVISION--1.2%
     2,500,000   4 Satelites Mexicanos SA, Sr. Note, 10.125%, 12/31/2006                                                   2,450,000
                   CONTAINER & GLASS PRODUCTS--1.0%
       790,000     Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007                                                       786,050
     1,300,000 2,3 Vitro SA, Note, Series 144A, 11.75%, 11/1/2013                                                          1,319,500
                       TOTAL                                                                                               2,105,550
                   FOOD PRODUCTS--0.5%
     1,000,000 2,3 JBS SA, Company Guarantee, Series 144A, 10.50%, 8/4/2016                                                1,015,000
                   HOTELS, MOTELS, INNS & CASINOS--0.8%
     1,500,000 2,3 Grupo Posadas SA de C.V., Sr. Note, 8.75%, 10/4/2011                                                    1,575,000
                   LEISURE & ENTERTAINMENT--0.5%
       500,000 2,3 Galaxy Entertainment Finance Co. Ltd., Company Guarantee, 10.42%, 12/15/2010                              526,250
       500,000 2,3 Galaxy Entertainment Finance Co. Ltd., Company Guarantee, 9.875%, 12/15/2012                              526,250
                       TOTAL                                                                                               1,052,500
                   METALS & MINING--3.1%
     1,500,000 2,3 Adaro Finance BV, Company Guarantee, Series 144A, 8.50%, 12/8/2010                                      1,530,000
     2,000,000     Alrosa Finance SA, Company Guarantee, 8.875%, 11/17/2014                                                2,276,600
     2,000,000     Grupo Minero Mexico, 9.25%, 4/1/2028                                                                    2,380,000
                       TOTAL                                                                                               6,186,600
                   OIL & GAS--7.6%
     2,500,000     Bluewater Finance Ltd., Company Guarantee, 10.25%, 2/15/2012                                            2,521,875
     2,960,000 2,3 Gaz Capital SA, Note, Series 144A, 8.625%, 4/28/2034                                                    3,685,200
     2,200,000 2,3 Gazprom, Note, Series 144A, 9.625%, 3/1/2013                                                            2,604,250
     1,250,000     Pemex Project Funding Master, 6.625%, 6/15/2035                                                         1,231,438
     1,900,000     Petronas Capital Ltd., Series REGS, 7.875%, 5/22/2022                                                   2,272,187
     3,000,000 2,3 Petrozuata Finance, Inc., Company Guarantee, Series 144A, 8.22%, 4/1/2017                               2,992,500
                       TOTAL                                                                                              15,307,450
                   SOVEREIGN--1.8%
     2,600,000     Colombia, Government of, Bond, 10.375%, 1/28/2033                                                       3,536,000
                   STEEL--1.7%
     1,200,000 2,3 CSN Islands IX Corp., Sr. Note, Series 144A, 10.00%, 1/15/2015                                          1,404,000
     1,825,000 2,3 CSN Islands VIII Corp., Company Guarantee, Series 144A, 9.75%, 12/16/2013                               2,089,625
                       TOTAL                                                                                               3,493,625
                   TELECOMMUNICATIONS & CELLULAR--1.5%
     5,500,000     America Movil S.A. de C.V., Bond, 9.00%, 1/15/2016                                                        504,750
     2,000,000     Philippine Long Distance Telephone Co., Sr. Unsub., 11.375%, 5/15/2012                                  2,430,000
                       TOTAL                                                                                               2,934,750
                   UTILITIES--1.3%
     2,300,000 2,3 National Power Corp., Foreign Gov't. Guarantee, Series 144A, 9.64813%, 8/23/2011                        2,530,886
                       TOTAL CORPORATE BONDS (IDENTIFIED COST $46,344,798)                                                50,403,441
                   GOVERNMENTS/AGENCIES--62.3%
                   SOVEREIGN--62.3%
    11,124,951     Argentina, Government of, Note, 8.28%, 12/31/2033                                                      10,969,202
       500,000     Brazil, Government of, 8.875%, 10/14/2019                                                                 594,000
     4,900,000     Brazil, Government of, 8.875%, 4/15/2024                                                                5,880,000
    13,346,000     Brazil, Government of, Bond, 8.25%, 1/20/2034                                                          15,387,938
     2,005,000     Brazil, Government of, Note, 8.00%, 1/15/2018                                                           2,209,510
     3,750,000     Brazil, Government of, Note, 8.75%, 2/4/2025                                                            4,462,500
     4,200,000     Brazil, Government of, Unsub., 11.00%, 8/17/2040                                                        5,506,200
     2,000,000     Colombia, Government of, 8.25%, 12/22/2014                                                              2,210,000
     2,350,000     Colombia, Government of, Bond, 8.125%, 5/21/2024                                                        2,596,750
       800,000     Colombia, Government of, Note, 7.375%, 1/27/2017                                                          836,000
     1,200,000     El Salvador, Government of, Bond, 7.75%, 1/24/2023                                                      1,324,800
     1,800,000 2,3 Indonesia, Government of, 8.50%, 10/12/2035                                                             2,081,250
    46,690,500     Mexico, Government of, 8.00%, 12/7/2023                                                                 4,103,460
    75,960,000     Mexico, Government of, Bond, 10.00%, 12/5/2024                                                          7,960,071
       800,000     Mexico, Government of, Bond, 11.50%, 5/15/2026                                                          1,270,000
     3,000,000     Mexico, Government of, Note, 4.625%, 10/8/2008                                                          2,949,450
     3,200,000     Mexico, Government of, Note, 8.125%, 12/30/2019                                                         3,847,520
     1,000,000     Peru, Government of, Bond, 7.35%, 7/21/2025                                                             1,057,000
     7,300,000     Peru, Government of, Bond, 8.75%, 11/21/2033                                                            8,833,000
     1,250,000     Philippines, Government of, 9.875%, 1/15/2019                                                           1,521,875
     1,600,000     Philippines, Government of, Bond, 9.50%, 10/21/2024                                                     1,890,000
     1,400,000     Philippines, Government of, Note, 8.25%, 1/15/2014                                                      1,522,500
     1,620,000     Philippines, Government of, Sr. Note, 9.50%, 2/2/2030                                                   1,982,475
     1,750,000     Republica Oriental del Uruguay, 7.625%, 3/21/2036                                                       1,745,625
    11,800,000     Russia, Government of, Unsub., 5.00%, 3/31/2030                                                        13,135,760
     2,000,000 2,3 Russia, Government of, Unsub., 11.00%, 7/24/2018                                                        2,875,000
     5,300,000     Turkey, Government of, 6.875%, 3/17/2036                                                                4,929,000
       205,359     Ukraine, Government of, Sr. Note, 11.00%, 3/15/2007                                                       208,193
     1,000,000     Uruguay, Government of, Note, 8.00%, 11/18/2022                                                         1,052,500
     2,150,000     Venezuela, Government of, 9.375%, 1/13/2034                                                             2,711,150
     6,900,000     Venezuela, Government of, Note, 7.65%, 4/21/2025                                                        7,342,980
                       TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $116,875,871)                                         124,995,709
                   REPURCHASE AGREEMENT--15.6%
    31,349,000     Interest in $3,000,000,000 joint repurchase agreement 5.29%, dated 8/31/2006, under which Bank         31,349,000
                   of America N.A. will repurchase U.S. Government Agency securities with various maturities to
                   5/1/2035 for $3,000,440,833 on 9/1/2006.  The market value of the underlying securities at the end of the period was $3,060,000.000. (AT COST)
                       TOTAL INVESTMENTS - 103.3%                                                                        207,423,378
                       (IDENTIFIED COST $196,003,992)5
                       OTHER ASSETS AND LIABILITIES - NET - (3.3)%                                                       (6,686,806)
                       TOTAL NET ASSETS - 100%                                                                         $ 200,736,572

1    Non-income producing security.

2 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At August 31, 2006, these restricted securities amounted to $31,987,291 which represented 15.9% of total market value.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At August 31, 2006, these liquid restricted securities amounted to $31,987,291 which represented 15.9 % of total market value.

4    Issuer has defaulted on final principal payment.

5 At August 31, 2006, the cost of investments for federal tax purposes was $196,033,661. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $11,389,718. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,500,410 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,110,692.


Note: The categories of investments are shown as a percentage of total net assets at August 31, 2006.


INVESTMENT VALUATION
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occuring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Directors.










FEDERATED INTERNATIONAL SMALL COMPANY FUND
PORTFOLIO OF INVESTMENTS
August 31, 2006 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

                 COMMON STOCKS--97.2%
                 AUTOMOBILES & COMPONENTS--1.7%
     986,961     IMMSI SpA                                                                                             $   2,529,959
     212,000     Koito Manufacturing Co., Ltd.                                                                             2,764,859
     328,000     Nhk Spring Co.                                                                                            3,631,208
                    TOTAL                                                                                                  8,926,026
                 BANKS--3.3%
     207,824     Banco Pastor SA                                                                                           2,949,582
     447,000     Bank of Fukuoka Ltd.                                                                                      3,417,225
     289,361     Bank of Cyprus Ltd.                                                                                       2,716,461
     234,500     DePfa Bank PLC                                                                                            4,362,818
     225,690     Kensington Group PLC                                                                                      3,572,885
                    TOTAL                                                                                                 17,018,971
                 CAPITAL GOODS--15.9%
     244,807     Abengoa SA                                                                                                6,503,723
      31,600     Andritz AG                                                                                                4,984,103
      21,800     Bekaert NV                                                                                                2,140,600
      46,500     Boskalis Westminster NV                                                                                   2,929,806
   1,315,082     CSR Ltd.                                                                                                  3,153,759
     358,400   1 Charter PLC                                                                                               5,237,831
     156,540     Fenner PLC                                                                                                  621,611
     257,013     Gamesa Corporacion Tecnologica SA                                                                         5,419,229
       4,500     Geberit International AG                                                                                  5,244,129
     191,092     Haulotte Group                                                                                            5,639,502
     111,200     Hitachi Construction Machinery Co., Ltd.                                                                  2,433,641
      64,890   1 Hyundai Engineering & Construction Co.                                                                    3,425,145
     197,200     JTEKT Corp.                                                                                               3,910,447
     605,000     Keppel Corp. Ltd.                                                                                         5,767,767
     264,300     Mori Seiki Co.                                                                                            5,175,811
     465,000     Nachi Fujikoshi Corp.                                                                                     2,318,485
     199,000     Osaki Electric Co., Ltd.                                                                                  1,716,974
     660,437     Qinetiq PLC                                                                                               2,098,517
   2,123,000     Sembcorp Marine Ltd.                                                                                      4,664,745
      67,152     Solarworld AG                                                                                             3,975,682
      43,600     Univar NV                                                                                                 1,807,294
      50,100     Zodiac SA                                                                                                 3,046,761
                    TOTAL                                                                                                 82,215,562
                 COMMERCIAL SERVICES & SUPPLIES--4.9%
      54,200     Bourbon SA                                                                                                2,775,423
     159,000     Chiyoda Corp.                                                                                             3,460,716
     572,125     Michael Page International PLC                                                                            3,769,630
      79,700   1 Net 1 UEPS Technologies, Inc.                                                                             1,935,116
      90,900     Park 24 Co., Ltd.                                                                                         2,784,650
     178,500     SNC-Lavalin Group, Inc.                                                                                   4,923,971
      66,285     USG People NV                                                                                             4,577,609
     190,918   1 Wire Card AG                                                                                              1,240,407
                    TOTAL                                                                                                 25,467,522
                 CONSUMER DURABLES & APPAREL--3.2%
      60,000   1 Gildan Activewear, Inc.                                                                                   2,997,600
     178,000     Hitachi Koki Co.                                                                                          2,420,940
      14,625     Puma AG Rudolf Dassler Sport                                                                              5,073,799
      14,520     Swatch Group AG, Class B                                                                                  2,834,616
      40,100     Tod's SpA                                                                                                 3,334,709
                    TOTAL                                                                                                 16,661,664
                 CONSUMER SERVICES--4.4%
     294,373     Enterprise Inns PLC                                                                                       5,742,414
      98,000     Intralot SA                                                                                               2,822,503
      74,800     Lottomatica SpA                                                                                           2,892,708
     346,816     Punch Taverns PLC                                                                                         6,107,629
      72,800     Transat A.T., Inc., Class B                                                                               1,626,194
     305,140     William Hill PLC                                                                                          3,694,214
                    TOTAL                                                                                                 22,885,662
                 DIVERSIFIED FINANCIALS--2.8%
     177,900     Aktiv Kapital ASA                                                                                         2,588,934
     139,935     Australian Stock Exchange Ltd.                                                                            3,522,784
      29,695   1 Interhyp AG                                                                                               2,511,565
     157,000     OMX AB                                                                                                    2,385,120
      76,400     TSX Group, Inc.                                                                                           3,428,427
                    TOTAL                                                                                                 14,436,830
                 ENERGY--15.2%
     152,400     AOC Holdings, Inc.                                                                                        2,898,156
     311,000   1 Acergy SA                                                                                                 5,492,216
     186,400     ERG SpA                                                                                                   4,086,810
     251,800     Ensign Energy Services, Inc.                                                                              5,205,492
     106,600   1 Fred Olsen Energy ASA                                                                                     4,574,182
     101,600     Fugro NV                                                                                                  4,473,760
     586,500     Hunting PLC                                                                                               5,006,444
      42,900     Precision Drilling Trust                                                                                  1,561,835
     123,900     ProSafe ASA                                                                                               8,267,873
     120,326   1 Q-Cells AG                                                                                                5,305,291
     223,808     SBM Offshore NV                                                                                           6,143,409
     214,800   1 SXR Uranium One, Inc.                                                                                     1,700,443
     194,600     Saipem SpA                                                                                                4,337,355
     184,680   1 Saras SpA Raffinerie Sarde                                                                                1,031,901
     285,400   1 SeaDrill Ltd.                                                                                             3,606,400
     266,000   1 TGS Nopec Geophysical Co. ASA                                                                             4,716,584
      78,732     Technip SA                                                                                                4,549,136
      69,200     Trican Oilwell Services Ltd.                                                                              1,410,546
     941,900     Wood Group (John) PLC                                                                                     4,115,080
                    TOTAL                                                                                                 78,482,913
                 FOOD & STAPLES RETAILING--1.1%
     184,000     Alimentation Couche-Tard, Inc., Class B                                                                   3,887,090
      75,700     Sundrug Co., Ltd.                                                                                         1,840,677
                    TOTAL                                                                                                  5,727,767
                 FOOD, BEVERAGE & TOBACCO--3.6%
   1,133,391     Britvic PLC                                                                                               4,736,795
     482,400     Davide Campari - Milano SpA                                                                               4,694,303
     228,465     IAWS Group PLC                                                                                            4,627,152
       2,105     Lindt & Spruengli AG                                                                                      4,586,293
                    TOTAL                                                                                                 18,644,543
                 HEALTH CARE EQUIPMENT & SERVICES--1.4%
     149,888     Getinge AB, Class B                                                                                       2,731,885
      73,000     Phonak Holding AG                                                                                         4,363,612
                    TOTAL                                                                                                  7,095,497
                 INSURANCE--0.6%
      97,400     Industrial Alliance Life Insurance Co.                                                                    2,925,613
                 MATERIALS--15.3%
     197,289     Acerinox SA                                                                                               3,716,794
     194,500     AUR Resources, Inc.                                                                                       3,281,847
     189,000     Boehler-Uddeholm AG                                                                                      10,178,104
   2,438,500   1 EuroZinc Mining Corp.                                                                                     6,905,370
     198,200   1 HudBay Minerals, Inc.                                                                                     2,691,561
      45,200     Imerys SA                                                                                                 3,439,674
      69,211     K&S AG                                                                                                    5,364,166
     160,800   1 Lundin Mining Corp.                                                                                       4,687,931
      38,155     Novozymes A/S, Class B                                                                                    2,683,661
   1,130,900   1 Paladin Resources Ltd.                                                                                    4,634,920
     412,000     Taiyo Nippon Sanso Corp.                                                                                  3,587,793
      25,500     Teck Cominco Ltd., Class B                                                                                1,698,001
      52,500     Toho Titanium Co., Ltd.                                                                                   3,220,280
     412,000     Toho Zinc Co., Ltd.                                                                                       3,175,329
     220,000     Tokuyama Corp.                                                                                            3,045,355
     800,000     Tubacex SA                                                                                                4,760,345
      53,000     Umicore                                                                                                   7,710,123
     170,000     Vedanta Resources PLC                                                                                     4,410,363
                    TOTAL                                                                                                 79,191,617
                 MEDIA--1.5%
      89,600   1 Central European Media Enterprises Ltd., Class A                                                          5,553,856
      35,000   1 Focus Media Holding Ltd.                                                                                  2,065,000
                    TOTAL                                                                                                  7,618,856
                 PHARMACEUTICALS & BIOTECHNOLOGY --1.6%
      35,450   1 Actelion Ltd.                                                                                             4,747,920
      89,562   1 Grifols SA                                                                                                  772,560
      60,606     Stada Arzneimittel AG                                                                                     2,958,082
                    TOTAL                                                                                                  8,478,562
                 REAL ESTATE--1.6%
      93,900     Atrium Co., Ltd.                                                                                          3,141,270
     115,500   1 Company SA                                                                                                  754,198
      35,500     Orco Property Group                                                                                       4,259,813
                    TOTAL                                                                                                  8,155,281
                 RETAILING--4.6%
     135,300     Don Quijote Co. Ltd.                                                                                      2,751,643
     338,700     Geox SpA                                                                                                  4,339,343
     169,400     Germanos SA                                                                                               4,062,220
     304,100     Kappahl Holdings AB                                                                                       1,939,372
      43,650     Nitori Co.                                                                                                2,022,991
      54,300     Ryohin Keikaku Co., Ltd.                                                                                  3,935,984
     899,497     The Carphone Warehouse PLC                                                                                4,819,667
                    TOTAL                                                                                                 23,871,220
                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.4%
   2,717,928     ARM Holdings PLC                                                                                          6,149,902
     241,400   1 Silicon-On-Insulator Technologies (SOITEC)                                                                7,371,461
     114,700     Tokyo Seimitsu Co., Ltd.                                                                                  5,508,015
     113,800     Ulvac, Inc.                                                                                               3,861,811
                    TOTAL                                                                                                 22,891,189
                 SOFTWARE & SERVICES--2.2%
     158,500   1 Business Objects SA, ADR                                                                                  4,415,810
      65,258     Dassault Systemes SA                                                                                      3,619,999
     170,000     Indra Sistemas SA                                                                                         3,536,513
                    TOTAL                                                                                                 11,572,322
                 TECHNOLOGY HARDWARE & EQUIPMENT--5.8%
     255,800   1 CSR PLC                                                                                                   5,712,198
      43,472     EVS Broadcast Equipment SA                                                                                2,272,066
     146,900   1 Logitech International SA                                                                                 3,190,297
      75,850     Neopost SA                                                                                                8,866,571
      31,134     Wincor Nixdorf AG                                                                                         4,338,274
     621,400   1 Wolfson Microelectronics PLC                                                                              5,664,945
                    TOTAL                                                                                                 30,044,351
                 TELECOMMUNICATION SERVICES--0.6%
     138,400   1 Mobilcom AG                                                                                               2,946,142
                 TRANSPORTATION--1.5%
      57,700     Copa Holdings, Class A                                                                                    1,691,764
      87,750     Kuehne & Nagel International AG - Reg                                                                     6,173,172
                    TOTAL                                                                                                  7,864,936
                    TOTAL COMMON STOCKS                                                                                  503,123,046
                     (IDENTIFIED COST $327,639,473)
                 PREFERRED STOCK--0.7%
                 MEDIA--0.7%
     127,186     ProSiebenSat.1 Media AG, Preference (IDENTIFIED COST $3,124,239)                                          3,415,889
                 REPURCHASE AGREEMENT--2.2%
 $11,606,000     Interest in $3,000,000,000 joint repurchase agreement 5.290%, dated 8/31/2006 under which Bank of        11,606,000
                 America N.A., will repurchase U.S. Government Agency securities with various maturities to
                 5/1/2035 for $3,000,440,833 on 9/1/2006.  The market value of the underlying securities at the end of the period was $3,060,000,000. (AT COST)
                    TOTAL INVESTMENTS-100.1%                                                                             518,144,935
                     (IDENTIFIED COST $342,369,712)2
                    OTHER ASSETS AND LIABILITIES---NET-(0.1%)                                                              (723,881)
                    TOTAL NET ASSETS---100%                                                                            $ 517,421,054

1    Non-income producing security.

2 At August 31, 2006, the cost of investments for federal tax purposes was $342,369,712. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $175,775,223. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $182,651,269 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,876,046.

Note:        The categories of investments are shown as a percentage of total net assets at August 31, 2006.

INVESTMENT VALUATION
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.



The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt







FEDERATED INTERNATIONAL VALUE FUND
PORTFOLIO OF INVESTMENTS
August 31, 2006 (unaudited)

    SHARES OR                                                                                                               VALUE IN
    PRINCIPAL                                                                                                           U.S. DOLLARS
    AMOUNT
                   COMMON STOCKS--93.7%
                   AUTOMOBILES & COMPONENTS--3.2%
        78,945     Bayerische Motoren Werke AG                                                                        $    4,091,007
                   BANKS--5.5%
        98,039     ABN AMRO Holdings NV                                                                                    2,797,734
        22,770     BNP Paribas SA                                                                                          2,420,919
       116,193     Banco Santander Central Hispano, SA                                                                     1,803,445
                      TOTAL                                                                                                7,022,098
                   COMMERCIAL SERVICES & SUPPLIES--6.0%
        50,663     Adecco SA                                                                                               2,963,239
        46,000     Meitec Corp.                                                                                            1,481,117
       370,050     Michael Page International PLC                                                                          2,438,194
        25,400     Miller Herman, Inc.                                                                                       717,296
                      TOTAL                                                                                                7,599,846
                   CONSUMER DURABLES & APPAREL--4.7%
        80,380     Compagnie Financiere Richemont AG                                                                       3,829,321
        25,700     Tod's SpA                                                                                               2,137,208
                      TOTAL                                                                                                5,966,529
                   CONSUMER SERVICES--4.0%
        33,967     Accor SA                                                                                                2,175,375
        71,096     InterContinental Hotels Group PLC                                                                       1,244,859
       229,419     Ladbrokes PLC                                                                                           1,670,432
                      TOTAL                                                                                                5,090,666
                   DIVERSIFIED FINANCIALS-20.1%
       295,746     Amvescap PLC                                                                                            3,053,679
        62,200     Amvescap PLC, ADR                                                                                       1,298,736
        45,543     Credit Suisse Group                                                                                     2,541,254
        29,000     Euronext NV                                                                                             2,609,839
        76,120     Janus Capital Group, Inc.                                                                               1,353,414
        38,480     Julius Baer Holding Ltd., Zurich, Class B                                                               3,701,724
        21,995     Morgan Stanley                                                                                          1,447,051
        88,500     Nikko Cordial Corp.                                                                                     1,114,802
       162,600     Schroders PLC                                                                                           2,815,417
       422,654     iShares MSCI Japan                                                                                      5,794,586
                      TOTAL                                                                                               25,730,502
                   ENERGY--6.5%
        43,600     GlobalSantaFe Corp.                                                                                     2,145,992
        37,600     Tidewater, Inc.                                                                                         1,790,136
        18,000     Total SA, Class B                                                                                       1,211,186
        46,600   1 Transocean Sedco Forex, Inc.                                                                            3,110,550
                      TOTAL                                                                                                8,257,864
                   FOOD BEVERAGE & TOBACCO--10.2%
       240,324     Cadbury Schweppes PLC                                                                                   2,562,275
       190,381     Diageo PLC                                                                                              3,390,272
        38,200     Heineken NV                                                                                             1,772,685
        10,000     Nestle SA                                                                                               3,439,485
         8,600     Pernod-Ricard                                                                                           1,876,838
                      TOTAL                                                                                               13,041,555
                   HOUSEHOLD & PERSONAL PRODUCTS--1.1%
        13,500     L'Oreal SA                                                                                              1,413,622
                   INSURANCE-4.5%
        68,118     AXA                                                                                                     2,532,322
        56,714     Sun Life Financial Services of Canada                                                                   2,337,184
        24,500     Willis Group Holdings Ltd.                                                                                887,390
                      TOTAL                                                                                                5,756,896
                   MATERIALS--3.1%
        49,300     Akzo Nobel NV                                                                                           2,840,945
         1,400     Givaudan SA                                                                                             1,129,242
                      TOTAL                                                                                                3,970,187
                   MEDIA--8.4%
        53,500     Asatsu, Inc.                                                                                            1,722,533
        24,200     Corus Entertainment, Inc., Class B                                                                        845,785
       161,600     Grupo Televisa SA, GDR                                                                                  3,076,864
        71,423     Vivendi SA                                                                                              2,458,590
       215,900     WPP Group PLC                                                                                           2,631,825
                      TOTAL                                                                                               10,735,597
                   PHARMACEUTICALS BIOTECHNOLOGY & LIFE SCIENCES--9.4%
       163,355     GlaxoSmithKline PLC                                                                                     4,636,620
        41,100     Novartis AG                                                                                             2,346,465
        70,100     Santen Pharmaceutical Co. Ltd.                                                                          1,724,907
        49,700     Takeda Pharmaceutical Co. Ltd.                                                                          3,281,244
                      TOTAL                                                                                               11,989,236
                   REAL ESTATE--1.1%
       132,086     Sun Hung Kai Properties                                                                                 1,439,960
                   RETAILING--2.0%
     1,284,807     Signet Group PLC                                                                                        2,608,056
                   TELECOMMUNICATION SERVICES--0.7%
       432,687     Vodafone Group PLC                                                                                        937,942
                   TRANSPORTATION--2.2%
        78,200     Grupo Aeroportuario del Sureste SA de CV, Class B, ADR                                                  2,762,806
                   UTILITIES--1.0%
        88,538     Scottish Power PLC                                                                                      1,046,366
        37,186   1 Scottish Power PLC                                                                                        256,653
                      TOTAL                                                                                                1,303,019
                      TOTAL COMMON STOCKS (IDENTIFIED COST $83,779,630)                                                  119,717,388
                   PURCHASED PUT OPTIONS--0.0%
     5,700,000     Bank of New York JPY PUT/USD Call, Expiration Date, 12/15/2006, (IDENTIFIED COST $88,350)                  15,390
                   REPURCHASE AGREEMENT--6.8%
  $  8,692,000     Interest in $3,000,000,000 joint repurchase agreement 5.29%, dated 8/31/2006 under which Bank           8,692,000
                   of America N.A., will repurchase U.S. Government Agency securities with various maturities to
                   5/1/2035 for $3,000,440,833 on 9/1/2006. The market value of the underlying securities at the end of the period was $3,060,000,000. (AT COST)
                      TOTAL INVESTMENTS --- 100.5%                                                                       128,424,778
                      (IDENTIFIED COST $92,559,980)2
                      OTHER ASSETS AND LIABILITIES --- NET --- (0.5)%                                                      (646,281)
                      TOTAL NET ASSETS --- 100%                                                                       $  127,778,497

1    Non-income producing security.

2 At August 31, 2006, the cost of investments for federal tax purposes was $92,559,980. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $35,864,798. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $37,696,397 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,831,599.

    Note: The categories of investments are shown as a percentage of total net assets at August 31, 2006.


    INVESTMENT VALUATION
    Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and ask prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.


    The following acronyms are used throughout this portfolio:

 ADR --American Depositary Receipt
 GDR --Global Depositary Receipt
 JPY --Japanese Yen
 USD --United States Dollar









ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED WORLD INVESTMENT SERIES, INC.

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        October 20, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER


DATE        October 17, 2006


BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        October 20, 2006